Fair Value Measurements	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 8 — Fair Value Measurements

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2021 and December 31, 2020 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value:

March 31, 2021

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account	$58,651,494	$—	$—

Liabilities:
Warrant Liabilities – public warrants	$3,277,500	$—	$—
Warrant Liabilities – private warrants	$—	$—	$2,270,255

December 31, 2020

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account	$58,650,048	$—	$—

Liabilities:
Warrant Liabilities – public warrants	$—	$—	$10,005,000
Warrant Liabilities – private warrants	$—	$—	$6,693,635

Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement in February 2021, upon trading of the Public Warrants in an active market. There were no other transfers between levels for the three months ended March 31, 2021.

Level 1 assets include investments in U.S. Treasury securities and money market funds that invest solely in U.S. Treasury securities. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.

The initial fair value of the Public Warrants issued in connection with the Public Offering and the fair value of the Private Placement Warrants have been estimated using a Monte-Carlo simulation. The fair value of the Public Warrants has subsequently been determined using listed prices in an active market for such warrants. The changes in fair value are recognized in the statement of operations. For the three months ended March 31, 2021, the Company recognized a charge to the statement of operations resulting from a decrease in the fair value of liabilities of $11.2 million presented as change in fair value of derivative warrant liabilities on the accompanying statement of operations.

The change in the level 3 fair value of the derivative warrant liabilities for the three months ended March 31, 2021 is summarized as follows:

Warrant liabilities at December 31, 2020	$16,698,635
Change in fair value of warrant liabilities	(11,150,880)
Transfer of public warrants to level 1	(3,277,500)
Warrant liabilities at December 31, 2020	$2,270,255

The estimated fair value of the Public Warrants, prior to being traded in an active market, and of the Private Placement Warrants is determined using Level 3 inputs. Inherent in a Monte Carlo simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock based on historical volatility of select peer companies that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

	As of March 31, 2021	As of December 31, 2020
Strike price	$11.50	$11.50
Contractual term (years)	5.3	5.8
Volatility	6.00%	10.00%
Risk-free interest rate	1.00%	0.48%
Dividend yield (per share)	0.0%	0.0%

Note 9 — Fair Value Measurements

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2020 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value:

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account	$58,650,048	$—	$—

Liabilities:
Warrant Liabilities – public warrants	$10,005,000	$—	$—
Warrant Liabilities – private warrants	$—	$—	$6,693,635

Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting period. There were no transfers between levels for the period from May 22, 2020 (inception) through December 31, 2020.

The Company utilizes a binomial Monte-Carlo simulation to estimate the fair value of the warrants at each reporting period, with changes in fair value recognized in the statement of operations. The Company recognized $15,776,805 for the derivative warrant liabilities upon their issuance on December 17, 2020. For the period from May 22, 2020 (inception) through December 31, 2020, the Company recognized a charge to the statement of operations resulting from an increase in the fair value of liabilities of $922,000 presented as change in fair value of derivative warrant liabilities on the accompanying statement of operations. As a result of the fair value of the private warrants exceeding the value that the Sponsor paid for the warrants, the Company recognized compensation costs of $2,924,805 which is included in general and administrative expenses in the statement of operations.

The change in the fair value of the derivative warrant liabilities from May 22, 2020 (inception) through December 31, 2020 is summarized as follows:

Warrant liabilities at May 22, 2020	$—
Issuance of Public and Private warrants	15,776,805
Change in fair value of warrant liabilities	921,830
Warrant liabilities at December 31, 2020	$16,698,635

The estimated fair value of the derivative warrant liabilities is determined using Level 3 inputs. Inherent in a Monte Carlo simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock based on historical volatility of select peer companies that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

	As of December 17, 2020	As of December 31, 2020
Exercise price	$11.50	$11.50
Contractual term (years)	5.9	$5.8
Volatility	10.00%	10.00%
Risk-free interest rate	0.50%	0.48%
Dividend yield (per share)	0.0%	$0.0%